TRADE RECEIVABLES AND OTHER - Schedule of Trade Receivables and Other (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	14	24
Other tax receivables	0	0
Contract assets	15	19
Prepaid expenses	1	1
Other	13	11
Total other receivables	43	55
Total trade receivables and other	43	55
Current
Trade receivables	465	603
Income tax receivables	16	20
Other tax receivables	38	40
Contract assets	2	2
Prepaid expenses	8	9
Other	10	9
Total other receivables	74	80
Total trade receivables and other	539	683
Total factored assets	574	639
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	467	607
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (2)	€ (4)